Consolidated Statements of Partners' Equity - USD ($) shares in Thousands, $ in Thousands	Total	Limited Partners [Member]	General Partner [Member]	Special L.P. Interests [Member]	Cumulative Foreign Currency Translation Adjustment [Member]	Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges [Member]	AOCI Attributable to Parent [Member]
Beginning balance, units (in shares) at Dec. 31, 2014		55,828
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Limited partnership unit options exercised (in shares)		50
Limited partnership unit forfeitures (in shares)		(1)
Issuance of limited partnership units related to compensation (in shares)		141
Ending balance, units (in shares) at Dec. 31, 2015		56,018
Beginning balance, value at Dec. 31, 2014		$ 101,556	$ 1		$ 5,936	$ (16,566)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income		112,221	1
Partnership distribution declared		(172,614)	(2)
Expense recognized for limited partnership unit options		580
Limited partnership unit options exercised		0
Tax effect of units involved in treasury unit transactions		(1,589)
Issuance of limited partnership units related to compensation		8,274
Period activity, net of tax (($4,330) in 2017; $2,127 in 2016; ($9,050) in 2015)	$ 16,655				16,655
Period activity, net of tax (($1,484) in 2017; ($650) in 2016; $625 in 2015)	(2,734)					(2,734)
Ending balance, value at Dec. 31, 2015	57,009	$ 48,428	0	$ 5,290	22,591	(19,300)	$ 3,291
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Limited partnership unit options exercised (in shares)		46
Limited partnership unit forfeitures (in shares)		(1)
Issuance of limited partnership units related to compensation (in shares)		138
Ending balance, units (in shares) at Dec. 31, 2016		56,201
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income		$ 177,686	2
Partnership distribution declared		(187,180)	(2)
Expense recognized for limited partnership unit options		5
Limited partnership unit options exercised		0
Tax effect of units involved in treasury unit transactions		(422)
Issuance of limited partnership units related to compensation		13,771
Period activity, net of tax (($4,330) in 2017; $2,127 in 2016; ($9,050) in 2015)	(3,700)				(3,700)
Period activity, net of tax (($1,484) in 2017; ($650) in 2016; $625 in 2015)	3,350					3,350
Ending balance, value at Dec. 31, 2016	60,519	$ 52,288	0	5,290	18,891	(15,950)	2,941
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Limited partnership unit options exercised (in shares)		11
Limited partnership unit forfeitures (in shares)		(3)
Issuance of limited partnership units related to compensation (in shares)		150
Ending balance, units (in shares) at Dec. 31, 2017		56,359
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income		$ 215,474	2
Partnership distribution declared		(194,754)	(2)
Expense recognized for limited partnership unit options		0
Limited partnership unit options exercised		65
Tax effect of units involved in treasury unit transactions		(4,440)
Issuance of limited partnership units related to compensation		12,956
Period activity, net of tax (($4,330) in 2017; $2,127 in 2016; ($9,050) in 2015)	(14,849)				(14,849)
Period activity, net of tax (($1,484) in 2017; ($650) in 2016; $625 in 2015)	7,975					7,975
Ending balance, value at Dec. 31, 2017	$ 82,946	$ 81,589	$ 0	$ 5,290	$ 4,042	$ (7,975)	$ (3,933)